Taxation - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Income Tax Provision [Abstract]
Current income tax expenses (benefit)	$ 7,902	$ (83,025)	$ 141,539
Deferred income tax expenses (benefit)	111,151	(42,266)	(94,533)
Total income tax expenses (benefit)	$ 119,053	$ (125,291)	$ 47,006